Credit-related arrangements, repurchase agreements and commitments - Commitments (Details)	Dec. 31, 2020 USD ($) custodian	Dec. 31, 2019 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Purchase obligation	$ 13,029,000	$ 27,600,000
Number of custodians | custodian	1
Commitments to extend credit	$ 836,710,000	549,049,000
Documentary and commercial letters of credit	981,000	355,000
Total unfunded commitments to extend credit	837,691,000	549,404,000
Allowance for credit losses	$ (179,000)	0
Custodian
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Right to set-off against securities held, percent of utilized facility	110.00%
Commitments to extend credit	$ 200,000,000
Custodian | Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to extend credit	$ 153,200,000	$ 143,600,000